COMMITMENTS, CONTINGENCIES AND CREDIT RISK (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit
Commitments, Contingencies And Credit Risk
Variable Rate Commitments	$ 15,111,371	$ 34,303,938
Fixed Rate Commitments	36,383,833	21,177,992
Total Commitments	51,495,204	55,481,930
Commitments to extend credit | Minimum
Commitments, Contingencies And Credit Risk
Rates on Fixed Rate Commitments (as a percent)	1.00%	3.00%
Commitments to extend credit | Maximum
Commitments, Contingencies And Credit Risk
Rates on Fixed Rate Commitments (as a percent)	18.00%	18.00%
Standby letters of credit
Commitments, Contingencies And Credit Risk
Variable Rate Commitments	50,000	1,481,605
Fixed Rate Commitments	649,356	2,583,942
Total Commitments	$ 699,356	$ 4,065,547
Standby letters of credit | Minimum
Commitments, Contingencies And Credit Risk
Rates on Fixed Rate Commitments (as a percent)	4.50%	3.50%
Standby letters of credit | Maximum
Commitments, Contingencies And Credit Risk
Rates on Fixed Rate Commitments (as a percent)	9.25%	9.25%
Guarantee term which is primarily issued to support public and private borrowing arrangements	1 year